Investment Objectives and Goals	Feb. 27, 2026
Janus Henderson Transformational Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Transformational Growth ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Transformational Growth ETF seeks long-term growth of capital.
Janus Henderson Asset-Backed Securities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Asset-Backed Securities ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Asset-Backed Securities ETF seeks current income with a focus on preservation of capital.
Janus Henderson AAA CLO ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson AAA CLO ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson AAA CLO ETF seeks capital preservation and current income by seeking to deliver floating-rate exposure to high quality AAA-rated collateralized loan obligations (“CLOs”).
Janus Henderson B-BBB CLO ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson B-BBB CLO ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

Janus Henderson B-BBB CLO ETF seeks capital preservation and current income by seeking to deliver floating-rate exposure to collateralized loan obligations (“CLOs”) generally rated between and inclusive of BBB+ and B-.

Janus Henderson Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Corporate Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Corporate Bond ETF seeks total return consisting of income and capital appreciation.
Janus Henderson Emerging Markets Debt Hard Currency ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Emerging Markets Debt Hard Currency ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Emerging Markets Debt Hard Currency ETF seeks to provide a return, from a combination of income and capital growth over the long term.
Janus Henderson Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Income ETF seeks high current income
Objective, Secondary [Text Block]	with a secondary focus on capital appreciation.
Janus Henderson Mortgage-Backed Securities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Mortgage-Backed Securities ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Mortgage-Backed Securities ETF seeks a high level of total return consisting of income and capital appreciation.
Janus Henderson Securitized Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Securitized Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Securitized Income ETF seeks current income with a focus on preservation of capital.
Janus Henderson Short Duration Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Short Duration Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Short Duration Income ETF seeks current income, consistent with preservation of capital.
Janus Henderson Global Artificial Intelligence ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Global Artificial Intelligence ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Global Artificial Intelligence ETF seeks long-term growth of capital.
Janus Henderson U.S. Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson U.S. Real Estate ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson U.S. Real Estate ETF seeks total return through a combination of capital appreciation and current income.
Janus Henderson Mid Cap Growth Alpha ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Mid Cap Growth Alpha ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Mid Cap Growth Alpha ETF seeks to provide long-term growth of capital.
Janus Henderson Small Cap Growth Alpha ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Small Cap Growth Alpha ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Small Cap Growth Alpha ETF seeks to provide long-term growth of capital.
Janus Henderson Small/Mid Cap Growth Alpha ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Small/Mid Cap Growth Alpha ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Small/Mid Cap Growth Alpha ETF seeks to provide long-term growth of capital.